Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Fundamental Small-Mid Cap ETF - Fidelity Fundamental Small-Mid Cap ETF	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 44
3 years	140
5 years	245
10 years	$ 553